Schedule of Information Related to Amounts Recorded Related to Frequent Flyer Programs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Significant Accounting Policies [Line Items]
Cash Proceeds from Miles Sold	$ 2,852		$ 3,121		$ 2,156
Other Revenue Recognized Upon Award of Miles to Third-Party Customers	816	[1]	566	[1]	331	[1]
Increase in Frequent Flyer Deferred Revenue for Miles Awarded	2,036	[2]	2,357	[2]	1,739	[2]
Net Increase in Advanced Purchase of Miles			$ 198	[3]	$ 86	[3]

[1]	This amount represents other revenue recognized during the period from the sale of miles to third parties, representing the marketing services component of the sale.
[2]	This amount represents the increase to frequent flyer deferred revenue during the period.
[3]	This amount represents the net increase in the advance purchase of miles obligation due to cash payments for the sale of miles in excess of miles awarded to customers.